Employee Benefits - Summary of Amounts Associated With PEMEX's Labor Obligations (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 1,372,459,213	$ 1,306,886,675
Liability for defined benefits at retirement and post-employment at the end of the year
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	1,360,042,062	1,295,765,636	$ 1,371,307,692
Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 12,417,151	$ 11,121,039	$ 12,763,956